SCHEDULE OF MATURITIES NOTES PAYABLE - RELATED PARTIES (Details) - Notes Payable Related Parties [Member] - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
2024		$ 10,986,250
Total	15,496,921	10,986,250
2023	10,996,921
2025	4,500,000
Total	$ 15,496,921	$ 10,986,250